UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey          February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $1,286,021
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name

1.     028-10536                   Pennant Offshore Partners, Ltd.

2.     028-10768                   Pennant Onshore Qualified, LP

3.     028-10746                   Pennant General Partner, LLC

4.     028-11666                   Pennant Windward Fund, L.P.

5.     028-11665                   Pennant Windward Fund, Ltd.

6.                                 Pennant Spinnaker Fund, L.P.

SK 03461 0009 961329

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                             COLUMN  2      COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8

                                                               VALUE    SHRS OR   SH/ PUT/  INVSTMNT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS  CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRTN   MANAGERS   SOLE SHARED   NONE
ABERCROMBIE & FITCH CO                  CL A        002896207  36,128   1,566,021 SH        Defined  1,2,3,4,5,6     1,566,021
ADOBE SYS INC                           COM         00724f101  28,874   1,356,207 SH        Defined  1,2,3,4,5,6     1,356,207
ALLIANCE HOLDINGS GP LP             COM UNITS LP    01861g100   6,779     458,046 SH        Defined    1,2,3,6         458,046
ALLIANCE RES PARTNER LP             UT LTD PART     01877r108  10,802     401,870 SH        Defined    1,2,3,6         401,870
AMERICAN EAGLE OUTFITTERS NE            COM         02553e106  24,566   2,624,560 SH        Defined  1,2,3,4,5,6     2,624,560
AMERICAN EXPRESS CO                     COM         025816109   9,275     500,000 SH        Defined  1,2,3,4,5,6       500,000
AMERICAN ITALIAN PASTA CO               CL A        027070101      62       2,775 SH        Defined    1,2,3             2,775
AMGEN INC                               COM         031162100   4,620      80,000 SH        Defined  1,2,3,4,5          80,000
APPLIED MATLS INC                       COM         038222105  20,715   2,044,880 SH        Defined  1,2,3,4,5       2,044,880
ATLAS AMER INC                          COM         049167109   8,221     553,600 SH        Defined    1,2,3,6         553,600
ATLAS ENERGY RESOURCES LLC              COM         049303100   9,062     709,657 SH        Defined    1,2,3,6         709,657
BRINK HOME SEC HLDGS INC                COM         109699108  11,344     517,510 SH        Defined    1,2,3,6         517,510
CF INDS HLDGS                           COM         125269100  33,148     674,279 SH        Defined  1,2,3,4,5,6       674,279
CISCO SYS INC                           COM         17275R102  31,429   1,928,140 SH        Defined  1,2,3,4,5       1,928,140
COMCAST CORP NEW                        COM         20030N101  70,626   4,184,015 SH        Defined  1,2,3,4,5,6     4,184,015
CONSOL ENERGY INC                       COM         20854p109  38,991   1,364,289 SH        Defined  1,2,3,4,5,6     1,364,289
DAVITA INC                              COM         23918k108  49,809   1,004,815 SH        Defined  1,2,3,4,5,6     1,004,815
DANA HOLDING CORP                       COM         235825205   2,006   2,710,759 SH        Defined    1,2,3         2,710,759
DYAX CORP                               COM         26746e103   5,243   1,440,263 SH        Defined    1,2,3         1,440,263
ECHOSTAR CORP                           CL A        278768106   5,200     349,700 SH        Defined  1,2,3,4,5,6       349,700
EXELON CORP                             COM         30161n101  49,053     882,097 SH        Defined  1,2,3,4,5,6       882,097
FIDELITY NATIONAL FINANCIAL             CL A        31620r105  94,183   5,306,059 SH        Defined  1,2,3,4,5,6     5,306,059
FIDELITY NATIONAL INFORMATION SV        COM         31620M106  36,434   2,239,326 SH        Defined  1,2,3,4,5,6     2,239,326
FOSTER WHEELER LTD                    SHS NEW       G36535139   2,104      90,000 SH        Defined  1,2,3,4,5          90,000
FOUNDATION COAL HLDGS INC               COM         35039w100  40,164   2,864,749 SH        Defined  1,2,3,4,5,6     2,864,749
GENENTECH INC                         COM NEW       368710406   9,510     114,700 SH        Defined  1,2,3,4,5         114,700
GRIFFON CORP                            COM         398433102  12,563   1,346,512 SH        Defined    1,2,3,6       1,346,512
HARMAN INTL INDS INC                    COM         413086109  58,301   3,484,800 SH        Defined  1,2,3,4,5,6     3,484,800
ICO INC NEW                             COM         449293109     569     180,200 SH        Defined      6             180,200
LAM RESEARCH CORP                       COM         512807108  21,002     986,951 SH        Defined  1,2,3,4,5         986,951
LENDER PROCESSING SVCS INC.             COM         52302e102   5,626     191,024 SH        Defined  1,2,3,4,5         191,024
LIGAND PHARMACEUTICALS INC              CL B        53220k207   9,102   3,321,768 SH        Defined  1,2,3,4,5       3,321,768
MARATHON OIL CORP                       COM         565849106  31,738   1,160,000 SH        Defined  1,2,3,4,5,6     1,160,000
METAVANTE TECHNOLOGIES INC              COM         591407101  26,187   1,625,531 SH        Defined  1,2,3,4,5       1,625,531
MICROSOFT CORP                          COM         594918104  27,329   1,405,811 SH        Defined  1,2,3,4,5       1,405,811
MIDDLEBROOK PHARMACEUTICALS I           COM         596087106   2,310   1,540,000 SH        Defined      6           1,540,000
MOODYS CORP                             COM         615369105  26,945   1,341,200 SH        Defined  1,2,3,4,5,6     1,341,200
NRG ENERGY INC                        COM NEW       629377508  57,829   2,478,721 SH        Defined  1,2,3,4,5       2,478,721
ORACLE CORP                             COM         68389x105  29,534   1,665,782 SH        Defined  1,2,3,4,5       1,665,782
PHH CORP                              COM NEW       693320202  68,833   5,407,141 SH        Defined  1,2,3,4,5,6     5,407,141
PROSHARES TR                      PSHS ULTSH 20YRS  74347R297  10,991     291,300 SH        Defined  1,2,3,4,5,6       291,300
QUEST DIAGNOSTICS INC                   COM         74834L100   2,596      50,000 SH        Defined  1,2,3,4,5          50,000
SLM CORP                                COM         78442p106  16,408   1,843,632 SH        Defined  1,2,3,4,5,6     1,843,632
SANFILIPPO JOHN B & SON INC             COM         800422107   2,918     541,286 SH        Defined    1,2,3           541,286
SAVIENT PHARMACEUTICALS INC             COM         80517q100   8,228   1,421,124 SH        Defined  1,2,3,4,5,6     1,421,124
TAKE-TWO INTERACTIVE SOFTWAR            COM         874054109   5,579     737,934 SH        Defined  1,2,3,4,5         737,934
TENET HEALTHCARE CORP                   COM         88033g100     298     259,437 SH        Defined  1,2,3,4,5,6       259,437
TRANSDIGM GROUP INC                     COM         893641100  78,859   2,349,092 SH        Defined  1,2,3,4,5,6     2,349,092
UNION PAC CORP                          COM         907818108  33,891     709,021 SH        Defined  1,2,3,4,5,6       709,021
WALTER INDS INC                         COM         93317q105  25,051   1,430,670 SH        Defined  1,2,3,4,5,6     1,430,670
WELLPOINT INC                           COM         94973v107  84,989   2,017,308 SH        Defined  1,2,3,4,5,6     2,017,308

SK 03461 0009 961329